LOAN FROM SHAREHOLDER	12 Months Ended
Dec. 31, 2021
LOAN FROM SHAREHOLDER:
LOAN FROM SHAREHOLDER:

NOTE 14 — LOAN FROM SHAREHOLDER:

In March 2020 the English subsidiary signed a USD 5 million loan agreement with an existing shareholder of the company, with a repayment period of thirty-six (36) months. The loan bears interest through the repayment of the loan, which is accrued quarterly at the end of each calendar quarter, as follows: (a) 200 basis points according to Libor plus 30 days for the twelve (12) first months from the start date and additional 50 basis points every 6 months until the end of the repayment period.

As part of the loan agreement, the Company granted the shareholder warrants, which, upon exercise, in whole or in part, in accordance with the following terms, will enable the holder to receive Preferred C shares of the Company (hereinafter — “the shares”), in aggregate value of the amount the holder actually lent to the Company in accordance with the loan agreement pre exercise of this warrant (that is up to USD 5 million) at an option price per share (hereinafter — “the exercise price”) equal to USD 6.078 in exchange for preferred shares in a total amount not less than USD 500 before the start date. The warrants were classified to equity and were first booked at fair value.

The loan includes financial covenants whose non-compliance allows demand for immediate repayment of the loan.

The company took out a USD 5 million “key personnel” insurance policy as a guarantee for the loan on the company’s Former CEO, Mr. Yoel Gat.

The fair value of the loan at initial recognition was determined independently with the assistance of a professional valuer who established an equivalent market rate of interest to the loan without the warrants feature. Under IFRS 9, the loan is measured subsequently at amortized cost using the effective interest rate imputed at initial recognition from the fair value of the loan, as mentioned before. This calculated interest rate would determine the finance expenses throughout the life of the loan until conversation or settlement.